Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

(in millions)	2016	2015
Trade accounts payable	$554	$414
Customer and other deposits	287	160
Interest payable	218	127
Employee compensation and benefits payable	178	137
Gas and fuel cost payable	175	153
Accrued taxes other than income taxes	168	108
Dividends payable	166	113
Fair value of derivative instruments (Note 30)	28	69
Defined benefit pension and OPEB liabilities (Note 26)	26	13
MGP site remediation (Notes 8 (v) and 16)	21	32
Other	149	93
	$1,970	$1,419

Customer and other deposits include $64 million at FortisBC Energy related to the pipeline expansion to the proposed Woodfibre LNG export facility, and US$17 million associated with refundable deposits from generators for transmission network upgrades at ITC.